15. INCOME TAX AND SOCIAL CONTRIBUTION (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of fair value measurement of liabilities [line items]
(Loss)/Profit before income tax and social contribution	R$ 5,450,917	R$ 520,338	R$ (576,951)
Tax rate (in percent)	34.00%	34.00%	34.00%
Income tax and social contribution at combined statutory rate	R$ (1,853,312)	R$ (176,915)	R$ 196,163
Adjustment to reflect the effective rate		(250,334)
Income tax and social contribution in profit for the period	(250,334)	(409,109)	(266,546)
Equity in results of affiliated companies
Disclosure of fair value measurement of liabilities [line items]
Adjustment to reflect the effective rate	50,134	42,431	22,072
Profit with differentiated rates or untaxed
Disclosure of fair value measurement of liabilities [line items]
Adjustment to reflect the effective rate	(46,006)	37,605	(287,502)
Transfer pricing adjustment
Disclosure of fair value measurement of liabilities [line items]
Adjustment to reflect the effective rate	(74,836)	(34,746)	(63,638)
Tax loss carryforwards without recognizing deferred taxes
Disclosure of fair value measurement of liabilities [line items]
Adjustment to reflect the effective rate	(27,683)	(368,612)	(821,920)
Limit of Indebtedness
Disclosure of fair value measurement of liabilities [line items]
Adjustment to reflect the effective rate	(38,486)	(39,378)	(35,391)
Unrecorded deferred taxes on temporary differences
Disclosure of fair value measurement of liabilities [line items]
Adjustment to reflect the effective rate	(11,964)	541,655	643,990
Defered Income Tax and social contribution on temporary diferences
Disclosure of fair value measurement of liabilities [line items]
Adjustment to reflect the effective rate	971,972
(Losses)/Reversal for deferred income and social contribution tax credits
Disclosure of fair value measurement of liabilities [line items]
Adjustment to reflect the effective rate	835,937	(403,080)	44,691
Income tax and social contribution on foreign profit
Disclosure of fair value measurement of liabilities [line items]
Adjustment to reflect the effective rate	(30,219)	(29,964)	(35,613)
Goodwill amortization of Metalic
Disclosure of fair value measurement of liabilities [line items]
Adjustment to reflect the effective rate		31,439	31,439
Tax Incentives
Disclosure of fair value measurement of liabilities [line items]
Adjustment to reflect the effective rate	36,710	14,358	22,673
Reversal of deferred tax in Namisa
Disclosure of fair value measurement of liabilities [line items]
Adjustment to reflect the effective rate	(43,667)
Other permanent deductions (additions)
Disclosure of fair value measurement of liabilities [line items]
Adjustment to reflect the effective rate	R$ (18,914)	R$ 7,537	R$ 16,490